Pension and Other Benefit Plans - Special 2017 Transaction Narrative (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Defined Benefit Plan Disclosure [Line Items]
Proceeds from structured sale of facility	$ 0	[1],[2]	$ 85,000,000	[2]	$ 0
Lease obligation	619,000,000
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Employer contribution	$ 83,000,000		123,000,000
Corporate Campus In Aldershot, United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Proceeds from structured sale of facility			$ 85,000,000
Ownership interest in Jersey Unit Trust			1.00%
Term of master lease arrangement			15 years
Annual rental payment			$ 4,000,000
Gain (loss) on sale of property			$ 0
Corporate Campus In Aldershot, United Kingdom | Financial Institution
Defined Benefit Plan Disclosure [Line Items]
Ownership interest in Jersey Unit Trust			99.00%
Corporate Campus In Aldershot, United Kingdom | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Employer contribution			$ 85,000,000
Other long-term liabilities | Corporate Campus In Aldershot, United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Lease obligation			$ 85,000,000

[1]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[2]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.